Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment Useful Life (Details)	Jun. 30, 2025
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	Lesser of useful life and lease term